NUVEEN MUTUAL FUNDS

SUPPLEMENT DATED SEPTEMBER 7, 2016

TO STATEMENTS OF ADDITIONAL INFORMATION

Nuveen Multistate Trust I

 Statement of Additional Information dated

 September 30, 2015

Nuveen Multistate Trust II

 Statement of Additional Information dated

 June 30, 2016

Nuveen Multistate Trust III

 Statement of Additional Information dated

 September 30, 2015

Nuveen Multistate Trust IV

 Statement of Additional Information dated

 September 30, 2015

Nuveen Investment Trust

 Statement of Additional Information dated

 October 30, 2015

 Statement of Additional Information dated

 December 31, 2015

 Statements of Additional Information dated

 June 30, 2016

 Statement of Additional Information dated

 July 8, 2016

Nuveen Investment Trust II

 Statement of Additional Information dated

 September 28, 2015

 Statement of Additional Information dated

 October 30, 2015

 Statements of Additional Information dated

 November 30, 2015

 Statement of Additional Information dated

 November 30, 2015, as supplemented

 August 1, 2016

 Statement of Additional Information dated

 December 31, 2015

 Statement of Additional Information dated

 January 29, 2016

 Statements of Additional Information dated

 June 30, 2016

Nuveen Investment Trust III

 Statement of Additional Information dated

 October 30, 2015

 Statement of Additional Information dated

 January 29, 2016

 Statement of Additional Information dated

 June 30, 2016

Nuveen Investment Trust V

 Statements of Additional Information dated

 June 30, 2016

Nuveen Investment Funds, Inc.

 Statement of Additional Information dated

 September 30, 2015

 Statement of Additional Information dated

 October 30, 2015

 Statement of Additional Information dated

 February 29, 2016

 Statement of Additional Information dated

 April 29, 2016

 Statements of Additional Information dated

 June 30, 2016

The enumerated non-fundamental restrictions and policies described in the section “Investment Restrictions” are hereby deleted in their entirety and replaced with the following:

A Fund may not:

(1)	Invest more than 15% of its net assets in all forms of illiquid investments.

(2)	Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the Investment Company Act of 1940, as amended.

(3)	Invest directly in futures, options on futures and swaps to the extent that the Adviser would be required to register with the Commodity Futures Trading Commission as a commodity pool operator.

For purposes of number (1) above, each Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of a Fund’s net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid investments in an orderly fashion in order to maintain adequate liquidity. The term “illiquid investments” will have the same meaning as given in guidance provided by the staff of the Securities and Exchange Commission.

To the extent a Fund has adopted a non-fundamental investment policy pursuant to Rule 35d-1 under the Investment Company Act of 1940, as amended, such policy will remain in place as described in the section “Investment Restrictions.”

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MSEQSAI-0916P